Provision for contingencies	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of provisions [text block]	Provision for contingencies
14.1. Accounting policy
Some entities of the Group are party to labor, civil and tax litigation in progress, which are being addressed at the administrative and judicial levels.
Provisions for legal claims (labor, civil and tax) are recognized when (i) there is a present obligation (legal or constructive) as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle such obligation; and (iii) a reliable estimate can be made of the amount of the obligation.
If there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions are measured by the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. Provisions are recognized at the present value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation whenever the effect of the time value of money is material. The increase in the provision due to the passage of time is recognized as Financial expenses, net.
Where the Group expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement, if applicable.
14.2. Significant judgments, estimates and assumptions
As the litigation portfolio matures, the estimation of litigation outcomes is refined to assess the mores significant legal settlements. During 2023 two changes were introduced to the estimation methods:
March 2023 - The previous approach disclosed possible losses based solely on the total amount claimed in both civil and labor disputes. In March, 2023, a more sophisticated methodology was used that considers actual losses incurred by in similar cases. Under the revised criteria possible losses are based on the actual historical costs in the respective judicial courts for similar cases. In general, upon final determination, actual losses are a fraction of the total amounts claimed, and as a result, total possible civil and labor contingencies disclosed were reduced.
December of 2023 - The previous criteria considered a loss to be probable on a case-by-case basis which generally occurred once an adverse decision had been handed down for that lawsuit. In December 2023, the criteria was modified for individually non-significant lawsuits of a similar nature. Under the revised methodology, individually non-significant lawsuits of a similar nature such as a portfolio, are measured, grouped and provided to cover the losses based on the most recent 12-month average loss for these types of lawsuits. For individually significant losses or those of a non-repetitive nature, the Group continues to assess the probability and the amount of the losses considered probable on a case-by-case basis.
14.3.    Probable losses, provided for in the statement of financial position
The Group’s companies are party to labor, civil and tax litigation in progress, which are being addressed at the administrative and judicial levels, as well recognize risks of their activities that may require the recording of provisions. The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Tax	Total

Balance as of December 31, 2021	15,610	16,383	149,856	181,849
Additions	29,460	8,759	9,491	47,710
Reversals	(13,471)	(1,654)	(13,736)	(28,861)
Interest	2,030	1,239	16,208	19,477
Payments	(8,305)	(267)	(1,227)	(9,799)
Balance as of December 31, 2022	25,324	24,460	160,592	210,376
Additions	46,723	38,533	23,607	108,863
Reversals	(22,598)	(24,624)	(55,816)	(103,038)
Interest	3,846	3,218	19,613	26,677
Payments	(17,433)	(1,882)	(14,697)	(34,012)
Balance as of December 31, 2023	35,862	39,705	133,299	208,866
14.3.1.    Civil lawsuits
In general, provisions and contingencies arise from claims related to lawsuits of a similar nature, with individual amounts that are not considered individually significant. The nature of the civil litigations is categorized according to the primary business of the Group. Substantial provisions are summarized in two business domains, namely (i) acquiring, totaling R$ 18,556 as of December 31, 2023 (2022 - R$ 15,082) and (ii) banking, totaling R$ 12,559 as of December 31, 2023 (2022 - R$ 6,355).
14.3.2.    Labor claims
In the context of Labor Courts, the Group encounters recurrent lawsuits, primarily falling in two categories: (i) labor claims by former employees and (ii) labor claims brought forth by former employees of outsourced companies contracted by the Group. These claims commonly center around issues such as the claimant’s placement in a different trade union and payment of overtime. The initial value of these lawsuits is asserted by the former employees at the commencement of the legal proceeding.
14.4.    Possible losses, not provided for in the statement of financial position
The Group has the following civil, labor and tax litigation involving risks of loss assessed by management as possible, based on the advice of the legal counsel, for which no provision was recognized:

	2023	2022

Civil (a)	50,762	178,809
Labor (a)	2,179	238,523
Tax	181,163	140,658
Total	234,104	557,990

(a) Change in methodology (Note 14.2).
14.4.1.    Civil lawsuits
The Group is a party to several legal actions arising from its ordinary course of business. In this regard, civil lawsuits have been categorized according to the Group’s primary business domains, namely: (i) acquiring, amounting to R$ 9,239 as of December 31, 2023 (2022 - R$ 89,466); (ii) banking, amounting to R$ 672 as of December 31, 2023 (2022 - R$ 73,198); (iii) credit, amounting to R$ 1,481 as of December 31, 2023 (2022 - R$ 6,808) and (iv) software, amounting to R$ 28,412 as of December 31, 2023 (2022 - R$ 5605).
For the acquiring business, there is a noteworthy lawsuit filed by a business partner who was responsible for a portion of the acquisition and referral of commercial establishments. The amount considered as a possible loss is R$ 10,706 as of December 31, 2023 (2022 - R$ 10,309). For the software product line, there is significant indemnity lawsuit filed by an indirect supplier, for the utilization of a specific software provided by the partner, amounting to R$ 25,596 as of December 31, 2023 (2022 - R$ nil).
14.4.2. Labor claims
The Group frequently receives lawsuits through the labor courts, primarily for two categories: (i) labor claims by former employees and (ii) labor claims by former employees of outsourced companies contracted by the Group (as a secondary obligor). These claims typically concern revolve around matters such as the claimant’s placement in a different trade union and payment of overtime. An initial value of these lawsuits is claimed by the former employees at the beginning of the proceeding. The actual amounts of possible contingencies when disbursed correspond to a fraction of the amount initially requested by the claimants – this lower fraction is calculated based on the Company’s track record of losses, considering similar cases. As the lawsuits progress, the reported risk amount may change, particularly following new court decisions.
14.4.3. Tax litigations
The nature of the tax litigations is summarized as follows:
An action for annulment of tax debts regarding the tax assessment issued by the State tax authorities alleging that the Group would have leased equipment and data center spaces from January 2014 to December 2015, on the grounds that the operations are analogous to telecommunications services and therefore would be subject to State tax at the rate of 25% plus a fine equivalent to 50% of the updated tax amount for failure to issue ancillary tax obligations. As of December 31, 2023, the updated amount recorded as a probable loss is R$ 27,937 (2022 - R$ 24,715), and the amount of R$ 29,727 (2022 - R$ 28,130) is considered as a possible loss (contingency arising from the acquisition of Linx).
During 2002 and 2023, the Group received tax assessments issued by a municipal tax authority related to the allegedly insufficient payment of tax on services rendered. As of December 31, 2023, the updated amount of the claims is R$ 129,141 (2022 - R$ 93,605). The cases, classified as possible losses, are being challenged at the administrative level of the court.
14.5.    Judicial deposits
For certain contingencies, the Group has made judicial escrow deposits, which are legal reserves required by the Brazilian courts as security for any damages or settlements the Group may be required to pay as a result of litigation.
The amount of the judicial deposits as of December 31, 2023 is R$ 22,507 (2022 - R$ 17,682), which are included in Other assets in the non-current assets.